Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	128 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Portfolio (Class I)
Average Annual Return, Percent	7.97%	2.76%	3.16%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Conservative ETF Asset Allocation Portfolio (Class II)
Average Annual Return, Percent	7.76%	2.52%	2.91%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I)
Average Annual Return, Percent	9.51%	5.52%	4.83%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II)
Average Annual Return, Percent	9.26%	5.25%	4.57%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Portfolio (Class I)
Average Annual Return, Percent	11.11%	8.13%	6.32%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Balanced ETF Asset Allocation Portfolio (Class II)
Average Annual Return, Percent	10.77%	7.85%	6.06%
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Portfolio (Class I)
Average Annual Return, Percent	12.70%	10.82%	7.83%
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Growth ETF Asset Allocation Portfolio (Class II)
Average Annual Return, Percent	12.34%	10.54%	7.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Average Annual Return, Percent	13.81%	13.05%	8.92%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II)
Average Annual Return, Percent	13.56%	12.77%	8.65%
ALPS/Alerian Energy Infrastructure Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS/Alerian Energy Infrastructure Portfolio (Class I)
Average Annual Return, Percent	26.19%	24.71%	7.13%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ALPS/Alerian Energy Infrastructure Portfolio (Class III)
Average Annual Return, Percent	25.65%	24.25%	6.74%
ALPS Global Opportunity Portfolio - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class I)
Average Annual Return, Percent	12.82%	12.88%	9.02%
ALPS Global Opportunity Portfolio - Class III
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ALPS Global Opportunity Portfolio (Class III)
Average Annual Return, Percent	12.61%	12.54%	8.68%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
ALPS/Alerian Energy Infrastructure Portfolio - Class I - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
ALPS/Alerian Energy Infrastructure Portfolio - Class III - Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 1000 Index
Average Annual Return, Percent	15.45%	16.15%	13.31%
ALPS Global Opportunity Portfolio - Class I - Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Average Annual Return, Percent	16.08%	14.04%	10.25%
ALPS Global Opportunity Portfolio - Class III - Morningstar Developed Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar Developed Markets Index
Average Annual Return, Percent	16.08%	14.04%	10.25%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Conservative Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return, Percent	8.79%	2.66%	3.75%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	7.86%	2.96%	4.24%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Conservative Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Conservative Blended Benchmark-1 (20% Equity)
Average Annual Return, Percent	8.79%	2.66%	3.75%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	7.86%	2.96%	4.24%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Income & Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Income & Growth Blended Benchmark-1 (40% Equity)
Average Annual Return, Percent	10.65%	5.47%	5.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	9.73%	6.34%	6.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Income & Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Income & Growth Blended Benchmark-1 (40% Equity)
Average Annual Return, Percent	10.65%	5.47%	5.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	9.73%	6.34%	6.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Balanced Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1
Average Annual Return, Percent	12.46%	8.35%	7.50%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	11.59%	9.70%	9.02%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Balanced Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Balanced Blended Benchmark-1
Average Annual Return, Percent	12.46%	8.35%	7.50%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Balanced Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	11.59%	9.70%	9.02%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1
Average Annual Return, Percent	14.20%	11.34%	9.30%
Morningstar Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	13.41%	13.12%	11.35%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Blended Benchmark-1
Average Annual Return, Percent	14.20%	11.34%	9.30%
Morningstar Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	13.41%	13.12%	11.35%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Aggressive Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return, Percent	15.45%	13.65%	10.67%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	14.73%	15.76%	13.08%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Aggressive Growth Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Aggressive Growth Blended Benchmark-1 (95% Equity)
Average Annual Return, Percent	15.45%	13.65%	10.67%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - Blended Secondary Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Secondary Benchmark
Average Annual Return, Percent	14.73%	15.76%	13.08%
ALPS/Alerian Energy Infrastructure Portfolio - Class I - Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent	28.17%	26.65%	8.63%
ALPS/Alerian Energy Infrastructure Portfolio - Class III - Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent	28.17%	26.65%	8.63%
ALPS Global Opportunity Portfolio - Class I - Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	19.70%	13.63%	9.01%
ALPS Global Opportunity Portfolio - Class III - Red Rocks Global Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Average Annual Return, Percent	19.70%	13.63%	9.01%